9. STOCK OPTION PLANS (Details 3) (2006 and 2002 Plans [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2006 and 2002 Plans [Member]
Number of Unvested Options
Unvested Beginning	50,000	115,000	270,000
Granted	1,400,000		100,000
Vested	(25,000)	(65,000)	(55,000)
Cancelled			(200,000)
Unvested Ending	1,425,000	50,000	115,000
Weighted Average Exercise Price
Unvested Beginning	$ 0.13	$ 0.52	$ 0.73
Granted	$ 0.16		$ 0.33
Vested	$ 0.4	$ 0.51	$ 0.46
Cancelled			$ 0.61
Unvested Ending	$ 0.17	$ 0.13	$ 0.52
Weighted Average Grant Date Fair Value
Unvested Beginning	$ 0.37	$ 0.37	$ 0.6
Granted	$ 0.07		$ 0.21
Vested	$ 0.12	$ 0.37	$ 0.47
Cancelled			$ 0.57
Unvested Ending	$ 0.07	$ 0.37	$ 0.37